Restatement of Previously Issued Financial Statements (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Percentage of outstanding shares	50.00%
Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Redemption per share | $ / shares	$ 10
Net tangible assets | $	$ 5,000,001